Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Class A - Ordinary Shares
Ordinary shares, issued (in shares)	10,963,783	7,985,717
Ordinary shares, outstanding (in shares)	10,963,783	7,985,717
Class B - Ordinary Shares
Ordinary shares, issued (in shares)	0	0
Ordinary shares, outstanding (in shares)	0	0